Accounting Policies Applied - Schedule of Remaining Periods until Expiration of Concessions (Detail)	12 Months Ended
Dec. 31, 2020 MW
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Rated power capacity of the transmission line	2,200
Empresa Distribuidora Sur S.A. (Distribution) | Argentina
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	95 years
Remaining period to expiration	67 years
Enel Generacion El Chocon S.A. | Argentina
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	30 years
Remaining period to expiration	3 years
Transportadora De Energia S A | Argentina
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	85 years
Remaining period to expiration	67 years
Compania de Transmision del Mercosur S.A. [Member] | Argentina
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	87 years
Remaining period to expiration	67 years
EGP Cachoeira Dourada S.A. [Member] | Brazil
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	30 years
Remaining period to expiration	7 years
Central Generadora Fotovoltaica Sao Fancisco Ltda. | Brazil
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	30 years
Remaining period to expiration	11 years
Enel CIEN S.A. (CIEN - Line 1) [Member] | Brazil
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	22 years
Remaining period to expiration	16 years
Enel CIEN S.A. (CIEN - Line 2) [Member] | Brazil
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	20 years
Remaining period to expiration	16 years